Shareholder Fees - Reynders, McVeigh Core Equity Fund - Institutional Shares	May 28, 2026 USD ($)
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee	$ 0